Financial Risk Management - Summary of Net Asset Exposure (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Net Asset Exposure [Abstract]
Loans and financing registered in Brazil in foreign currency	[1]	R$ (4,587,578)	R$ (3,381,959)
Receivables registered in Brazil in foreign currency		11,727	10,007
Accounts payable registered in Brazil in foreign currencies		(11,686)	(10,543)
Value of the financial derivatives		5,102,622	3,729,691
Net asset exposure		R$ 515,085	R$ 347,196

[1]	Excluding transaction costs.